Condensed Interim Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement of Cash Flows [Abstract]
Net income	$ 1,242	$ 1,266
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	274	239
Interest and exchange rate of loans	(45)	(83)
Severance pay, net	(16)	(41)
Share-based compensation expenses	43	49
Decrease (Increase) in trade receivables, net	1,714	(177)
Decrease (Increase) in other accounts receivable and other long-term assets	(450)	263
Increase in inventories	(520)	(1,202)
Decrease in trade payables	(1,507)	(183)
Decrease in operating lease right-of-use assets, net	141	155
Increase in operating lease liabilities	(164)	(219)
Increase (Decrease) in employees and payroll accruals, deferred revenues, accrued expenses and other liabilities	(392)	809
Net cash provided by operating activities	320	876
Purchase of property and equipment	(245)	(237)
Acquisition of assets (b)		(344)
Net cash used in investing activities	(245)	(581)
Proceeds received from issuance of shares upon options exercised, net		85
Proceeds received from loans		88
Repayment of loans	(85)	(286)
Net cash used in financing activities	(85)	(113)
Change in cash and cash equivalents, and restricted bank deposits	(10)	182
Cash, cash equivalents and restricted bank deposits at the beginning of the period	2,561	1,893
Cash, cash equivalents and restricted bank deposits at the end of the period	2,551	2,075
Interest	$ 48	$ 198